Subsequent events (Details) $ in Thousands, ¥ in Millions			6 Months Ended
	Aug. 21, 2025 CNY (¥)	Jun. 16, 2025 shares	Jun. 30, 2025 USD ($)	Aug. 25, 2025 CNY (¥)	Aug. 22, 2025 USD ($)	Aug. 18, 2025 USD ($)	Jul. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance - Securities Purchase Agreement			$ 200,000
Borrowings			4,060,834					$ 3,439,629	$ 2,475,548	$ 2,026,665
Polestar Technology
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution commitment			24,884
Other contributed capital
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance - Securities Purchase Agreement			$ 200,000
Class A American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Conversion of Class B to Class A (in shares) | shares		20,000,000
Entering into significant commitments | Working Capital Loan | Bank of China Shanghai Branch
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term	12 months
Borrowings | ¥	¥ 1,100.0
Borrowings, interest rate	0.60%
Entering into significant commitments | Working Capital Loan | China CITIC Bank Shanghai Branch
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term	12 months
Borrowings | ¥	¥ 976.0
Borrowings, interest rate	2.40%
Entering into significant commitments | Polestar Technology
Disclosure of non-adjusting events after reporting period [line items]
Capital investment					$ 3,300	$ 2,600	$ 19,000
Disposals of assets | Total for all related parties | Geely | PS4 Tooling Assets
Disclosure of non-adjusting events after reporting period [line items]
Payables to related parties | ¥				¥ 535.8